Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entities Disclosure [Abstract]
Schedule of Assets and Liabilities of the Lessor VIE	The assets and liabilities of the lessor VIE that most significantly impact the Company’s consolidated balance sheets and the financial statement line items in which they are presented, as of December 31, 2021 and 2022, are as follows:

	December 31,	December 31,
	2021	2022
	(in thousands)
Assets
Cash, cash equivalents and restricted cash	$124	$108
Prepaid expenses and other current assets	324	351

Liabilities
Accrued expenses and other liabilities	$—	$(602)
Amounts due to related parties, current	$(197)	$(544)
Amounts due to related parties, non-current	(54,767)	(48,140)

	$(54,964)	$(49,286)